Label	Element	Value
Roundhill S&P 500 Target 20 Managed Distribution ETF | SPDR S&P 500 ETF ust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.40%
Roundhill S&P 500 Target 20 Managed Distribution ETF | SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.40%
Roundhill S&P 500 Target 20 Managed Distribution ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Roundhill S&P 500 Target 20 Managed Distribution ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%